Schedule of Unrecorded Deferred Tax Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Subsequent Events [Abstract]
Non-capital loss carryforward	$ 7,449	$ 3,452
Basis differences in fixed assets	(990)	128
Intangible assets	766	812
Accruals and reserves	233
Share issuance costs	1,163	202
Interest limitations	237
Capital losses	2	1
Gross deferred tax assets	8,860	4,595
Less: valuation allowance	(8,860)	(4,595)
Net deferred tax assets